Cash and cash equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Other cash equivalents	€ 17,933	€ 16,798	€ 42,900
Cash at bank and at hand	8,985	69,939	43,653
Cash and cash equivalents	€ 26,918	€ 86,736	€ 86,553	€ 105,687